LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments
March 31, 2026 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–93.15%
Aerospace & Defense–8.85%
†Axon Enterprise, Inc.	20,445	$8,682,787
BWX Technologies, Inc.	19,577	4,003,301
Carpenter Technology Corp.	1,225	482,834
Curtiss-Wright Corp.	6,675	4,546,476
FTAI Aviation Ltd.	12,021	2,945,145
HEICO Corp.	12,074	3,310,691
Hexcel Corp.	37,011	2,995,300
Howmet Aerospace, Inc.	101,940	23,493,092
Huntington Ingalls Industries, Inc.	4,394	1,669,281
†Karman Holdings, Inc.	7,226	578,441
†Kratos Defense & Security Solutions, Inc.	3,648	257,220
Leonardo DRS, Inc.	8,100	360,612
†Loar Holdings, Inc.	8,414	482,038
†Rocket Lab Corp.	48,748	3,130,597
†StandardAero, Inc.	14,560	376,085
Woodward, Inc.	5,714	2,045,155
		59,359,055
Air Freight & Logistics–0.06%
†GXO Logistics, Inc.	7,900	409,615
		409,615
Banks–0.26%
East West Bancorp, Inc.	5,606	598,496
Fifth Third Bancorp	24,969	1,160,060
		1,758,556
Beverages–0.40%
†Celsius Holdings, Inc.	75,657	2,684,310
		2,684,310
Biotechnology–4.91%
†Alnylam Pharmaceuticals, Inc.	21,853	7,230,502
†Argenx SE ADR	900	657,225
†Ascendis Pharma AS ADR	33,469	7,655,364
†BeOne Medicines Ltd. ADR	1,206	358,146
†Insmed, Inc.	20,013	3,272,526
†Ionis Pharmaceuticals, Inc.	16,005	1,201,815
†Kymera Therapeutics, Inc.	7,812	650,661
†Natera, Inc.	50,054	10,010,299
†Nuvalent, Inc. Class A	3,828	392,179
†Revolution Medicines, Inc.	5,059	491,988
†Summit Therapeutics, Inc.	15,200	288,192
†United Therapeutics Corp.	525	311,315
†Vaxcyte, Inc.	7,250	421,298
		32,941,510
Broadline Retail–0.79%
†Coupang, Inc.	240,237	4,535,675
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Broadline Retail (continued)
eBay, Inc.	4,820	$438,716
†Ollie's Bargain Outlet Holdings, Inc.	3,578	329,319
		5,303,710
Building Products–0.38%
AAON, Inc.	3,256	269,434
Lennox International, Inc.	2,187	1,015,052
†Modine Manufacturing Co.	5,945	1,288,341
		2,572,827
Capital Markets–5.46%
Ameriprise Financial, Inc.	10,169	4,519,103
ARES Management Corp. Class A	22,007	2,400,964
Bank of New York Mellon Corp.	14,570	1,728,439
Carlyle Group, Inc.	92,025	4,453,090
†Coinbase Global, Inc. Class A	2,918	509,512
Interactive Brokers Group, Inc. Class A	13,585	911,146
Invesco Ltd.	14,319	347,808
Lazard, Inc.	7,690	326,671
LPL Financial Holdings, Inc.	31,965	9,616,031
MSCI, Inc.	4,708	2,537,659
Nasdaq, Inc.	64,986	5,516,661
†Robinhood Markets, Inc. Class A	31,024	2,149,963
StepStone Group, Inc. Class A	5,819	277,683
Stifel Financial Corp.	4,804	355,112
TPG, Inc.	7,711	312,373
Tradeweb Markets, Inc. Class A	5,580	656,543
		36,618,758
Chemicals–0.09%
Sensient Technologies Corp.	3,583	309,714
Solstice Advanced Materials, Inc.	4,135	314,922
		624,636
Commercial Services & Supplies–0.70%
GFL Environmental, Inc.	72,741	3,034,754
Tetra Tech, Inc.	10,878	327,645
Veralto Corp.	15,011	1,327,273
		4,689,672
Communications Equipment–0.62%
†Ciena Corp.	8,696	3,376,048
†Lumentum Holdings, Inc.	663	465,930
†Viavi Solutions, Inc.	10,228	340,388
		4,182,366
LVIP Blended Mid Cap Managed Volatility Fund–1

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Construction & Engineering–3.92%
†API Group Corp.	9,520	$385,750
Comfort Systems USA, Inc.	3,945	5,440,116
EMCOR Group, Inc.	5,453	4,026,004
Quanta Services, Inc.	29,976	16,457,424
		26,309,294
Construction Materials–0.74%
Vulcan Materials Co.	18,120	4,934,076
		4,934,076
Consumer Finance–0.04%
SLM Corp.	11,980	256,492
		256,492
Consumer Staples Distribution & Retail–1.14%
†BJ's Wholesale Club Holdings, Inc.	8,792	865,309
Casey's General Stores, Inc.	1,042	758,430
Dollar General Corp.	2,794	331,732
†Performance Food Group Co.	30,990	2,654,603
†Sprouts Farmers Market, Inc.	9,175	707,668
†U.S. Foods Holding Corp.	25,274	2,330,515
		7,648,257
Containers & Packaging–0.05%
Packaging Corp. of America	1,496	317,481
		317,481
Diversified Consumer Services–0.09%
†Bright Horizons Family Solutions, Inc.	3,634	298,460
Service Corp. International	4,044	333,671
		632,131
Diversified Telecommunication Services–0.21%
†AST SpaceMobile, Inc.	16,145	1,337,936
†=πSocure, Inc.	5,095	51,154
		1,389,090
Electric Utilities–0.50%
IDACORP, Inc.	3,209	458,791
NRG Energy, Inc.	19,654	2,872,235
		3,331,026
Electrical Equipment–3.63%
AMETEK, Inc.	11,535	2,472,643
†Bloom Energy Corp. Class A	10,111	1,369,939
†Generac Holdings, Inc.	6,239	1,218,664
Hubbell, Inc.	7,603	3,731,096
†Nextpower, Inc. Class A	2,692	324,521
nVent Electric PLC	4,091	483,883
Rockwell Automation, Inc.	982	352,420
Vertiv Holdings Co. Class A	56,271	14,100,387
†Vicor Corp.	1,775	285,775
		24,339,328
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electronic Equipment, Instruments & Components–1.60%
Badger Meter, Inc.	1,304	$198,664
Belden, Inc.	4,052	465,291
CDW Corp.	2,711	328,085
†Celestica, Inc.	2,816	793,211
†Coherent Corp.	15,503	3,692,969
†Fabrinet	869	453,201
Jabil, Inc.	9,555	2,538,095
TD SYNNEX Corp.	7,135	1,203,746
TE Connectivity PLC	1,937	404,872
†Teledyne Technologies, Inc.	565	341,831
†Zebra Technologies Corp. Class A	1,493	312,156
		10,732,121
Energy Equipment & Services–0.24%
TechnipFMC PLC	23,085	1,595,866
		1,595,866
Entertainment–6.24%
†Liberty Media Corp.-Liberty Formula One Class C	22,296	1,895,606
†Live Nation Entertainment, Inc.	73,928	11,274,759
†ROBLOX Corp. Class A	149,645	8,463,921
†Roku, Inc.	3,157	298,715
†Spotify Technology SA	2,662	1,290,831
†Take-Two Interactive Software, Inc.	50,688	10,010,880
TKO Group Holdings, Inc.	42,650	8,600,373
		41,835,085
Financial Services–1.07%
†Affirm Holdings, Inc.	14,948	684,917
†Block, Inc.	27,302	1,643,034
†Corpay, Inc.	8,744	2,544,417
Global Payments, Inc.	4,238	285,217
†=πIcapital, Inc.	26,006	442,102
†Rocket Cos., Inc. Class A	19,080	271,890
†Toast, Inc. Class A	50,140	1,329,212
		7,200,789
Food Products–0.08%
†Freshpet, Inc.	3,350	197,516
McCormick & Co., Inc.	6,142	309,802
		507,318
Ground Transportation–0.25%
†Grab Holdings Ltd. Class A	180,775	661,637
Old Dominion Freight Line, Inc.	2,535	495,339
†XPO, Inc.	2,691	523,534
		1,680,510
Health Care Equipment & Supplies–3.89%
†Dexcom, Inc.	65,705	4,126,274
LVIP Blended Mid Cap Managed Volatility Fund–2

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
†Glaukos Corp.	3,214	$346,019
†IDEXX Laboratories, Inc.	9,200	5,169,388
†Insulet Corp.	7,852	1,647,664
†Masimo Corp.	41,238	7,335,003
†Medline, Inc. Class A	57,255	2,547,847
†MiniMed Group, Inc.	18,054	269,366
ResMed, Inc.	4,347	975,815
STERIS PLC	16,496	3,647,760
		26,065,136
Health Care Providers & Services–2.02%
†BrightSpring Health Services, Inc.	13,800	588,018
Cardinal Health, Inc.	15,466	3,268,121
Cencora, Inc.	21,433	6,732,963
Encompass Health Corp.	9,985	965,849
†Guardant Health, Inc.	3,520	325,142
†HealthEquity, Inc.	3,200	267,424
Quest Diagnostics, Inc.	2,178	426,844
†RadNet, Inc.	4,827	269,781
†Tenet Healthcare Corp.	3,911	738,045
		13,582,187
Health Care REITs–0.06%
Ventas, Inc.	4,709	385,102
		385,102
Health Care Technology–0.39%
†Doximity, Inc. Class A	12,492	291,064
†Veeva Systems, Inc. Class A	11,353	1,994,268
†Waystar Holding Corp.	15,075	363,458
		2,648,790
Hotels, Restaurants & Leisure–8.71%
Aramark	61,582	2,496,534
Carnival Corp.	125,814	3,256,066
†Cava Group, Inc.	14,317	1,158,245
Churchill Downs, Inc.	3,216	288,893
Darden Restaurants, Inc.	14,615	2,865,125
Domino's Pizza, Inc.	2,093	750,948
†DraftKings, Inc. Class A	139,206	3,009,634
†Dutch Bros, Inc. Class A	27,100	1,372,886
Expedia Group, Inc.	14,426	3,330,819
†Flutter Entertainment PLC	2,786	284,033
Hilton Worldwide Holdings, Inc.	23,338	7,096,619
Hyatt Hotels Corp. Class A	32,588	4,685,829
Las Vegas Sands Corp.	25,948	1,398,078
†Planet Fitness, Inc. Class A	12,808	952,659
Royal Caribbean Cruises Ltd.	37,591	10,344,291
†Sportradar Group AG Class A	89,855	1,504,173
Texas Roadhouse, Inc.	6,428	1,061,520
†Viking Holdings Ltd.	87,399	6,422,079
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Wingstop, Inc.	27,662	$4,286,780
Yum! Brands, Inc.	12,215	1,899,188
		58,464,399
Household Durables–0.50%
†SharkNinja, Inc.	6,448	682,843
Somnigroup International, Inc.	24,080	1,779,994
†TopBuild Corp.	2,483	872,278
		3,335,115
Independent Power and Renewable Electricity Producers–1.76%
Vistra Corp.	78,495	11,800,153
		11,800,153
Insurance–0.30%
Allstate Corp.	1,845	382,542
Arthur J Gallagher & Co.	3,013	652,556
Globe Life, Inc.	4,565	635,311
Hanover Insurance Group, Inc.	2,143	371,489
		2,041,898
Interactive Media & Services–0.30%
†Reddit, Inc. Class A	15,100	2,033,215
		2,033,215
IT Services–2.74%
†Cloudflare, Inc. Class A	57,512	11,867,026
†DigitalOcean Holdings, Inc.	6,147	527,290
†GoDaddy, Inc. Class A	8,598	710,797
†MongoDB, Inc.	5,654	1,383,930
†Okta, Inc.	45,205	3,558,085
†Twilio, Inc. Class A	2,649	333,297
		18,380,425
Life Sciences Tools & Services–2.74%
Agilent Technologies, Inc.	33,070	3,769,319
†Bio-Rad Laboratories, Inc. Class A	6,859	1,911,946
Bio-Techne Corp.	44,427	2,321,755
†Charles River Laboratories International, Inc.	12,203	2,105,018
†Illumina, Inc.	10,584	1,304,584
†Medpace Holdings, Inc.	2,292	1,100,595
†Mettler-Toledo International, Inc.	270	340,524
†Repligen Corp.	23,965	2,823,556
†Waters Corp.	9,153	2,725,763
		18,403,060
Machinery–1.47%
Donaldson Co., Inc.	11,187	949,441
Esab Corp.	4,640	448,502
Ingersoll Rand, Inc.	12,518	1,002,942
LVIP Blended Mid Cap Managed Volatility Fund–3

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Machinery (continued)
JBT Marel Corp.	3,043	$389,108
Lincoln Electric Holdings, Inc.	4,237	1,055,352
†Middleby Corp.	3,101	411,131
Mueller Industries, Inc.	3,459	383,257
Nordson Corp.	4,166	1,108,406
†RBC Bearings, Inc.	6,196	3,365,172
†Symbotic, Inc.	6,329	336,703
Westinghouse Air Brake Technologies Corp.	1,565	391,109
		9,841,123
Media–0.05%
New York Times Co. Class A	3,750	313,988
		313,988
Metals & Mining–0.65%
Alamos Gold, Inc. Class A	16,792	747,075
Alcoa Corp.	13,427	890,613
Anglogold Ashanti PLC	4,740	461,486
Antofagasta PLC	19,419	870,835
Kinross Gold Corp.	15,800	482,216
†MP Materials Corp.	5,680	274,117
Steel Dynamics, Inc.	3,639	655,020
		4,381,362
Oil, Gas & Consumable Fuels–5.20%
†Antero Resources Corp.	46,236	1,962,256
Cameco Corp.	46,611	5,062,421
Cheniere Energy, Inc.	39,064	11,084,801
Diamondback Energy, Inc.	2,312	457,290
DT Midstream, Inc.	9,854	1,327,038
EQT Corp.	5,326	338,947
Expand Energy Corp.	29,639	3,253,769
HF Sinclair Corp.	5,621	350,694
Ovintiv, Inc.	27,375	1,624,980
Permian Resources Corp. Class A	18,930	403,588
Targa Resources Corp.	24,546	6,154,419
Texas Pacific Land Corp.	4,570	2,168,739
†Uranium Energy Corp.	31,057	419,269
Venture Global, Inc. Class A	17,712	279,141
		34,887,352
Paper & Forest Products–0.04%
Louisiana-Pacific Corp.	3,642	264,956
		264,956
Passenger Airlines–0.05%
†United Airlines Holdings, Inc.	3,578	329,426
		329,426
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Personal Care Products–0.10%
†elf Beauty, Inc.	4,020	$243,652
Estee Lauder Cos., Inc. Class A	5,750	412,678
		656,330
Pharmaceuticals–0.06%
†Elanco Animal Health, Inc.	17,075	408,605
		408,605
Professional Services–1.34%
Booz Allen Hamilton Holding Corp.	12,627	985,285
Broadridge Financial Solutions, Inc.	9,219	1,497,903
†CACI International, Inc. Class A	711	386,691
Equifax, Inc.	1,554	279,829
†ExlService Holdings, Inc.	7,400	225,330
Paychex, Inc.	5,864	540,192
†Paylocity Holding Corp.	4,879	527,127
TransUnion	18,415	1,274,134
UL Solutions, Inc. Class A	17,288	1,481,754
Verisk Analytics, Inc.	9,601	1,821,790
		9,020,035
Real Estate Management & Development–0.77%
†CBRE Group, Inc. Class A	38,202	5,174,843
		5,174,843
Retail REITs–0.26%
Simon Property Group, Inc.	9,284	1,731,745
		1,731,745
Semiconductors & Semiconductor Equipment–4.03%
ASM International NV	3,890	2,948,436
†Astera Labs, Inc.	14,959	1,639,506
†Credo Technology Group Holding Ltd.	2,837	266,309
Entegris, Inc.	2,798	328,038
†Impinj, Inc.	2,300	236,210
†Lattice Semiconductor Corp.	13,600	1,261,536
†MACOM Technology Solutions Holdings, Inc.	7,278	1,616,225
Monolithic Power Systems, Inc.	14,922	16,314,969
†Onto Innovation, Inc.	2,551	523,134
†Rambus, Inc.	4,207	361,928
†SiTime Corp.	1,089	376,086
Teradyne, Inc.	1,820	539,557
†Tower Semiconductor Ltd.	3,450	605,406
		27,017,340
Software–4.56%
†Appfolio, Inc. Class A	1,994	314,693
LVIP Blended Mid Cap Managed Volatility Fund–4

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Software (continued)
†Cadence Design Systems, Inc.	8,374	$2,326,883
†=πCanva, Inc.	218	326,220
†=πDatabricks, Inc.	10,218	1,941,420
†Datadog, Inc. Class A	43,668	5,155,007
†Descartes Systems Group, Inc.	3,116	222,981
†Dynatrace, Inc.	28,407	1,050,491
†Elastic NV	4,572	228,554
†Fair Isaac Corp.	2,163	2,309,089
Gen Digital, Inc.	14,315	269,551
†Guidewire Software, Inc.	28,798	4,307,029
†HubSpot, Inc.	5,511	1,345,235
InterDigital, Inc.	2,146	648,092
†JFrog Ltd.	5,847	274,400
†Manhattan Associates, Inc.	3,631	483,359
†Nutanix, Inc. Class A	8,307	315,749
Pegasystems, Inc.	5,600	238,336
†Procore Technologies, Inc.	12,576	716,832
†PTC, Inc.	2,262	322,312
†Rubrik, Inc. Class A	9,383	459,486
†Samsara, Inc. Class A	36,303	1,150,442
†=πSnyk Ltd.	23,071	111,433
†Trimble, Inc.	49,953	3,258,434
†Tyler Technologies, Inc.	2,749	941,203
†Zscaler, Inc.	13,197	1,851,407
		30,568,638
Specialized REITs–0.28%
Iron Mountain, Inc.	4,940	504,572
Lamar Advertising Co. Class A	10,682	1,352,982
		1,857,554
Specialty Retail–4.86%
†AutoZone, Inc.	90	304,000
†Boot Barn Holdings, Inc.	2,569	375,999
†Burlington Stores, Inc.	28,940	9,416,497
†Carvana Co.	30,052	9,447,748
†Chewy, Inc. Class A	12,992	350,784
†Floor & Decor Holdings, Inc. Class A	15,443	784,504
†O'Reilly Automotive, Inc.	41,540	3,834,558
Ross Stores, Inc.	11,034	2,390,296
Tractor Supply Co.	70,478	3,192,653
†Ulta Beauty, Inc.	2,316	1,210,596
†Valvoline, Inc.	19,000	639,920
†Wayfair, Inc. Class A	3,619	272,185
Williams-Sonoma, Inc.	2,130	388,363
		32,608,103
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Technology Hardware, Storage & Peripherals–0.68%
†Everpure, Inc. Class A	25,461	$1,503,218
Seagate Technology Holdings PLC	7,878	3,086,285
		4,589,503
Textiles, Apparel & Luxury Goods–1.64%
†Amer Sports, Inc.	59,239	1,950,148
†Birkenstock Holding PLC	6,385	228,774
†On Holding AG Class A	18,787	639,134
Ralph Lauren Corp.	2,891	994,475
Tapestry, Inc.	41,952	5,919,847
VF Corp.	74,509	1,265,908
		10,998,286
Trading Companies & Distributors–1.38%
Applied Industrial Technologies, Inc.	6,673	1,770,480
†Core & Main, Inc. Class A	7,190	355,186
Fastenal Co.	86,426	4,010,166
Ferguson Enterprises, Inc.	6,948	1,620,691
WW Grainger, Inc.	1,383	1,508,590
		9,265,113
Total Common Stock (Cost $475,741,778)		624,907,661
CONVERTIBLE PREFERRED STOCKS–0.99%
†=πCanva, Inc. Series A	13	19,454
†=πDatabricks, Inc. Series F	23,328	4,432,320
†=πDatabricks, Inc. Series G	2,475	470,250
†=πDatabricks, Inc. Series H	5,901	1,121,190
†=πDataRobot, Inc. Series G	15,766	17,343
†=πRappi, Inc. Series E	9,859	175,194
†=πSnyk Ltd. Series F	38,665	186,752
†=πSocure, Inc. Series A	6,193	62,178
†=πSocure, Inc. Series A1	5,083	51,033
†=πSocure, Inc. Series B	92	924
†=πSocure, Inc. Series E	11,781	118,281
Total Convertible Preferred Stocks (Cost $2,880,034)		6,654,919
WARRANT–0.00%
†=Constellation Software, Inc. exp 3/31/40 exercise price USD 1.00	3,355	0
Total Warrant (Cost $0)		0

LVIP Blended Mid Cap Managed Volatility Fund–5

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
MONEY MARKET FUND–4.71%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 3.60%)	31,608,731	$31,608,731
Total Money Market Fund (Cost $31,608,731)		31,608,731

	Principal Amount°
SHORT-TERM INVESTMENT–0.71%
AGENCY OBLIGATIONS–0.71%
≠Federal Home Loan Mortgage Corp. Discount Notes 3.55% 4/1/26	4,743,000	4,743,000
		4,743,000
Total Short-Term Investment (Cost $4,743,000)		4,743,000

TOTAL INVESTMENTS–99.56% (Cost $514,973,543)	667,914,311
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.44%	2,929,632
NET ASSETS APPLICABLE TO 40,057,777 SHARES OUTSTANDING–100.00%	$670,843,943

†Non-income producing.
=The value of this security was determined using significant unobservable inputs.
°Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
≠The rate shown is the effective yield at the time of purchase.
πRestricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended, or have certain restrictions on resale which may limit their liquidity. At March 31, 2026, the aggregate value of restricted securities was $9,527,248, which represented 1.42% of the Fund’s net assets. The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities.

LVIP Blended Mid Cap Managed Volatility Fund–6

LVIP Blended Mid Cap Managed Volatility Fund
Schedule of Investments (continued)
Restricted Securities
Investment	Date of Acquisition	Cost	Value
Canva, Inc.	8/16/2021	$371,590	$326,220
Canva, Inc. Series A	11/4/2021	22,162	19,454
Databricks, Inc.	7/24/2020	163,573	1,941,420
Databricks, Inc. Series F	10/22/2019	333,967	4,432,320
Databricks, Inc. Series G	2/1/2021	146,328	470,250
Databricks, Inc. Series H	8/31/2021	433,630	1,121,190
DataRobot, Inc. Series G	6/11/2021	431,364	17,343
Icapital, Inc.	3/17/2025	364,076	442,102
Rappi, Inc. Series E	9/8/2020	589,036	175,194
Snyk Ltd.	9/3/2021	330,942	111,433
Snyk Ltd. Series F	9/3/2021	551,575	186,752
Socure, Inc.	12/22/2021	81,870	51,154
Socure, Inc. Series A	12/22/2021	99,513	62,178
Socure, Inc. Series A1	12/22/2021	81,677	51,033
Socure, Inc. Series B	12/22/2021	1,478	924
Socure, Inc. Series E	10/27/2021	189,304	118,281
Total		$4,192,085	$9,527,248

The following futures contracts were outstanding at March 31, 2026:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
5	CME British Pound Currency Futures	$413,312	$418,591	6/15/26	$—	$(5,279)
4	CME Euro Foreign Exchange Currency Futures	579,275	580,996	6/15/26	—	(1,721)
6	CME Japanese Yen Currency Futures	475,051	475,966	6/15/26	—	(915)
					—	(7,915)
Equity Contracts:
30	CME E-mini Russell 2000 Index Futures	3,768,300	3,842,065	6/18/26	—	(73,765)
14	CME E-mini S&P 500 Index Futures	4,599,525	4,709,473	6/18/26	—	(109,948)
72	CME E-mini S&P MidCap 400 Index Futures	24,454,800	24,276,057	6/18/26	178,743	—
9	Eurex EURO STOXX 50 Futures	571,626	592,080	6/19/26	—	(20,454)
3	FTSE 100 Index Futures	404,982	408,193	6/19/26	—	(3,211)
1	OSE Nikkei 225 Index Futures	322,359	328,603	6/11/26	—	(6,244)
					178,743	(213,622)
Total Futures Contracts					$178,743	$(221,537)

The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation
(depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2026.

Summary of Abbreviations:
ADR–American Depositary Receipt
CME–Chicago Mercantile Exchange
FTSE–Financial Times Stock Exchange
IT–Information Technology
OSE–Osaka Securities Exchange
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
LVIP Blended Mid Cap Managed Volatility Fund–7